Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________
(212) 735-3000
Fax: (212) 735-2000
http://www.skadden.com
DIRECT DIAL
212-735-3859
EMAIL ADDRESS
Veronica.Castillo@SKADDEN.COM
November 16, 2011
John M. Ganley
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	The Cushing Royalty & Income Fund (File Nos. 333-175925 and 811-22593)
Dear Mr. Ganley:
     The Cushing Royalty & Income Fund (the “Fund”) has authorized us to file Pre-Affective Amendment No. 2 to the Fund’s Registration Statement on form N-2 (File Nos. 333-175925 and 811-22593) (the “Registration Statement”) with the Securities and Exchange Commission (the “Commission”).
     The Registration Statement is filed for the purpose of updating the names of the underwriters and the Fund’s service providers. Additionally, the Fund hereby confirms that, although it has no present intention of doing so, should it offer commercial paper in the future, it will either register the commercial paper with the Commission or consult with the Commission staff before conducting such an offering.
     If you have any questions, please do not hesitate to contact me at (212) 735-3859.

Sincerely,
/s/ Veronica Castillo
Veronica Castillo, Esq.